Income Taxes - Summary of Unrecognized Tax Benefit (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Unrecognized tax benefits beginning balance	¥ 113,299,633		¥ 103,688,865
Increases — tax positions in the current period	58,693,484		21,916,258
Decreases — tax positions in prior period	(2,373,708)		(12,305,490)
Unrecognized tax benefits — ending balance	¥ 169,619,409	$ 24,670,120	¥ 113,299,633